Related Party Transactions - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee	0.25
Annual fee cap	0.15
Privately-held Investments	$ 286,800,000	$ 475,000,000.0
Other Investments	267,200,000	209,300,000
Net investment income (1)	318,000,000.0	275,700,000	$ 188,100,000
Accrued expenses and other payables	237,200,000	214,400,000
Gain (loss) on investments	52,600,000	75,900,000	5,000,000.0
Other expenses	0	0	20,100,000
Asset Management Arrangement
Related Party Transaction [Line Items]
Net investment income (1)	9,200,000	9,400,000	4,900,000
Accrued expenses and other payables	4,000,000.0	2,100,000
Apollo real estate fund
Related Party Transaction [Line Items]
Gain (loss) on investments	400,000	(400,000)	3,100,000
Apollo real estate fund | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other Investments	78,600,000
Beneficial owner
Related Party Transaction [Line Items]
Accounts Payable, Current	1,200,000	1,200,000
Funds managed by Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other Investments	78,600,000	39,800,000
Apollo Notes, SPV
Related Party Transaction [Line Items]
Privately-held investment, losses incurred	(5,500,000)	(5,500,000)	(400,000)
Apollo Notes, SPV | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments	66,600,000	82,200,000
CLOs
Related Party Transaction [Line Items]
Net investment income (1)	11,300,000	17,400,000	0
CLOs | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Debt Securities, Trading	88,900,000	129,800,000
Middle Market Term Loans managed by a subsidiary of Apollo
Related Party Transaction [Line Items]
Net investment income (1)	500,000	5,800,000	$ 0
Middle Market Term Loans managed by a subsidiary of Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Debt Securities, Trading	$ 7,000,000.0	$ 45,100,000
Maximum
Related Party Transaction [Line Items]
Percentage of consolidated group's net income due to Apollo Management	1.00%
Dollar amount option to percentage fee	$ 5,000,000